CONTRACT BALANCES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of accounts receivable, net

	As of
	December 31,	June 30,
	2019	2020

Accounts receivable	881,177	1,388,987
Less: allowance for doubtful accounts	(133)	(452)
Accounts receivable, net	881,044	1,388,535

Including:
- Current portion	879,962	1,388,535
- Non-current portion	1,082	—

Schedule of allowance for doubtful accounts

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Balance at the beginning of the period	241	133
Allowance made during the period	81	319

Balance at the end of the period	322	452

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2020	105,735
Decrease	(31,044)

Closing balance as of June 30, 2020	74,691